Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Offsetting of derivatives
Offsetting of derivatives
	2020		2019
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	6.1	4.6	3.8	3.0
OTC	68.2	65.7	63.7	61.9
Exchange-traded	0.5	0.6	0.3	0.2
Interest rate products	74.8	70.9	67.8	65.1
OTC-cleared	0.2	0.2	0.1	0.2
OTC	23.1	27.7	21.0	25.4
Foreign exchange products	23.3	27.9	21.1	25.6
OTC	10.7	15.1	10.1	10.4
Exchange-traded	19.9	20.4	5.3	5.0
Equity/index-related products	30.6	35.5	15.4	15.4
OTC-cleared	0.7	0.7	2.8	3.0
OTC	3.9	4.9	3.1	4.0
Credit derivatives	4.6	5.6	5.9	7.0
OTC	1.6	0.7	1.2	0.5
Exchange-traded	0.1	0.1	0.0	0.0
Other products [1]	1.7	0.8	1.2	0.5
OTC-cleared	7.0	5.5	6.7	6.2
OTC	107.5	114.1	99.1	102.2
Exchange-traded	20.5	21.1	5.6	5.2
Total gross derivatives subject to enforceable master netting agreements	135.0	140.7	111.4	113.6
Offsetting (CHF billion)
OTC-cleared	(6.2)	(5.4)	(6.0)	(5.3)
OTC	(94.4)	(104.3)	(87.0)	(93.6)
Exchange-traded	(20.0)	(20.3)	(4.9)	(4.9)
Offsetting	(120.6)	(130.0)	(97.9)	(103.8)
of which counterparty netting	(103.2)	(103.2)	(83.2)	(83.2)
of which cash collateral netting	(17.4)	(26.8)	(14.7)	(20.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.8	0.1	0.7	0.9
OTC	13.1	9.8	12.1	8.6
Exchange-traded	0.5	0.8	0.7	0.3
Total net derivatives subject to enforceable master netting agreements	14.4	10.7	13.5	9.8
Total derivatives not subject to enforceable master netting agreements [2]	11.2	6.8	4.4	3.7
Total net derivatives presented in the consolidated balance sheets	25.6	17.5	17.9	13.5
of which recorded in trading assets and trading liabilities	25.5	17.5	17.7	13.5
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2020				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	55.8	(7.5)	48.3		80.6	(10.9)	69.7
Securities borrowing transactions	11.9	(0.4)	11.5		12.3	(0.5)	11.8
Total subject to enforceable master netting agreements	67.7	(7.9)	59.8		92.9	(11.4)	81.5
Total not subject to enforceable master netting agreements [1]	19.3	–	19.3		25.5	–	25.5
Total	87.0	(7.9)	79.1	[2]	118.4	(11.4)	107.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 57,994 million and CHF 85,556 million of the total net amount as of the end of 2020 and 2019, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2020				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	26.0	(7.9)	18.1		28.0	(11.4)	16.6
Securities lending transactions	3.5	0.0	3.5		5.5	0.0	5.5
Obligation to return securities received as collateral, at fair value	49.9	0.0	49.9		39.0	0.0	39.0
Total subject to enforceable master netting agreements	79.4	(7.9)	71.5		72.5	(11.4)	61.1
Total not subject to enforceable master netting agreements [1]	3.1	–	3.1		2.0	–	2.0
Total	82.5	(7.9)	74.6		74.5	(11.4)	63.1
of which securities sold under repurchase agreements and securities lending transactions	31.7	(7.9)	23.8	[2]	34.3	(11.4)	22.9	[2]
of which obligation to return securities received as collateral, at fair value	50.8	0.0	50.8		40.2	0.0	40.2
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 13,594 million and CHF 10,715 million of the total net amount as of the end of 2020 and 2019, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2020						2019
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	14.4	5.5		0.1		8.8	13.5	4.4		0.0		9.1
Securities purchased under resale agreements	48.3	48.3		0.0		0.0	69.7	69.7		0.0		0.0
Securities borrowing transactions	11.5	11.1		0.0		0.4	11.8	11.2		0.0		0.6
Total financial assets subject to enforceable master netting agreements	74.2	64.9		0.1		9.2	95.0	85.3		0.0		9.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.7	2.2		0.0		8.5	9.8	1.7		0.0		8.1
Securities sold under repurchase agreements	18.1	18.1		0.0		0.0	16.6	16.6		0.0		0.0
Securities lending transactions	3.5	3.2		0.0		0.3	5.5	4.5		0.0		1.0
Obligation to return securities received as collateral, at fair value	49.9	43.4		0.0		6.5	39.0	33.0		0.0		6.0
Total financial liabilities subject to enforceable master netting agreements	82.2	66.9		0.0		15.3	70.9	55.8		0.0		15.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	2020		2019
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	6.1	4.6	3.9	3.0
OTC	68.2	65.7	63.6	61.9
Exchange-traded	0.5	0.6	0.3	0.2
Interest rate products	74.8	70.9	67.8	65.1
OTC-cleared	0.2	0.2	0.1	0.2
OTC	23.1	27.7	21.0	25.4
Foreign exchange products	23.3	27.9	21.1	25.6
OTC	10.7	15.1	10.1	10.4
Exchange-traded	19.9	20.4	5.3	5.0
Equity/index-related products	30.6	35.5	15.4	15.4
OTC-cleared	0.7	0.7	2.8	3.0
OTC	3.9	4.9	3.1	4.0
Credit derivatives	4.6	5.6	5.9	7.0
OTC	1.6	0.8	1.2	0.5
Exchange-traded	0.1	0.1	0.0	0.0
Other products [1]	1.7	0.9	1.2	0.5
OTC-cleared	7.0	5.5	6.8	6.2
OTC	107.5	114.2	99.0	102.2
Exchange-traded	20.5	21.1	5.6	5.2
Total gross derivatives subject to enforceable master netting agreements	135.0	140.8	111.4	113.6
Offsetting (CHF billion)
OTC-cleared	(6.2)	(5.4)	(6.0)	(5.3)
OTC	(94.4)	(104.4)	(87.0)	(93.6)
Exchange-traded	(20.0)	(20.3)	(4.9)	(4.9)
Offsetting	(120.6)	(130.1)	(97.9)	(103.8)
of which counterparty netting	(103.2)	(103.2)	(83.2)	(83.2)
of which cash collateral netting	(17.4)	(26.9)	(14.7)	(20.6)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.8	0.1	0.8	0.9
OTC	13.1	9.8	12.0	8.6
Exchange-traded	0.5	0.8	0.7	0.3
Total net derivatives subject to enforceable master netting agreements	14.4	10.7	13.5	9.8
Total derivatives not subject to enforceable master netting agreements [2]	11.2	6.8	4.4	3.7
Total net derivatives presented in the consolidated balance sheets	25.6	17.5	17.9	13.5
of which recorded in trading assets and trading liabilities	25.5	17.5	17.7	13.5
of which recorded in other assets and other liabilities	0.1	0.0	0.2	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2020				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	55.8	(7.5)	48.3		80.6	(10.9)	69.7
Securities borrowing transactions	11.9	(0.4)	11.5		12.3	(0.5)	11.8
Total subject to enforceable master netting agreements	67.7	(7.9)	59.8		92.9	(11.4)	81.5
Total not subject to enforceable master netting agreements [1]	19.3	–	19.3		25.5	–	25.5
Total	87.0	(7.9)	79.1	[2]	118.4	(11.4)	107.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 57,994 million and CHF 85,556 million of the total net amount as of the end of 2020 and 2019, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2020				2019
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	26.1	(7.9)	18.2		28.1	(11.4)	16.7
Securities lending transactions	3.5	0.0	3.5		5.5	0.0	5.5
Obligation to return securities received as collateral, at fair value	49.9	0.0	49.9		39.0	0.0	39.0
Total subject to enforceable master netting agreements	79.5	(7.9)	71.6		72.6	(11.4)	61.2
Total not subject to enforceable master netting agreements [1]	3.1	–	3.1		2.0	–	2.0
Total	82.6	(7.9)	74.7		74.6	(11.4)	63.2
of which securities sold under repurchase agreements and securities lending transactions	31.8	(7.9)	23.9	[2]	34.4	(11.4)	23.0	[2]
of which obligation to return securities received as collateral, at fair value	50.8	0.0	50.8		40.2	0.0	40.2
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 13,688 million and CHF 10,823 million of the total net amount as of the end of 2020 and 2019, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2020						2019
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	14.4	5.5		0.1		8.8	13.5	4.4		0.0		9.1
Securities purchased under resale agreements	48.3	48.3		0.0		0.0	69.7	69.7		0.0		0.0
Securities borrowing transactions	11.5	11.1		0.0		0.4	11.8	11.2		0.0		0.6
Total financial assets subject to enforceable master netting agreements	74.2	64.9		0.1		9.2	95.0	85.3		0.0		9.7
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	10.7	2.2		0.0		8.5	9.8	1.7		0.0		8.1
Securities sold under repurchase agreements	18.2	18.2		0.0		0.0	16.7	16.7		0.0		0.0
Securities lending transactions	3.5	3.2		0.0		0.3	5.5	4.5		0.0		1.0
Obligation to return securities received as collateral, at fair value	49.9	43.4		0.0		6.5	39.0	33.0		0.0		6.0
Total financial liabilities subject to enforceable master netting agreements	82.3	67.0		0.0		15.3	71.0	55.9		0.0		15.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.